Share-Based Compensation - Schedule of Assumptions used in Determining Fair Value of MDRT Options on Grant Date (Details) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
MDRT [Member]
Schedule of Assumptions used in Determining Fair Value of MDRT Options on Grant Date [Line Items]
Expected dividend yield (Note i)	[1]		3.69%
Risk-free interest rates (Note ii)	[2]		3.88%
Expected volatility (Note iii)	[3]		51.41%
Expected life in years (Note iv)	[4]		4 years 5 months 26 days
Exercise multiple (Note v) (in Dollars per share)	[5]		$ 2.8
MDRT [Member] | Maximum [Member]
Schedule of Assumptions used in Determining Fair Value of MDRT Options on Grant Date [Line Items]
Fair value of options on grant date (in Dollars per share)			119.88
MDRT 1 [Member]
Schedule of Assumptions used in Determining Fair Value of MDRT Options on Grant Date [Line Items]
Expected dividend yield (Note i)	[1]	3.22%
Risk-free interest rates (Note ii)	[2]	4.81%
Expected volatility (Note iii)	[3]	59.78%
Expected life in years (Note iv)	[4]	3 years 3 months 14 days
Exercise multiple (Note v) (in Dollars per share)	[5]	$ 1
MDRT 1 [Member] | Minimum [Member]
Schedule of Assumptions used in Determining Fair Value of MDRT Options on Grant Date [Line Items]
Fair value of options on grant date (in Dollars per share)		33.36
MDRT 1 [Member] | Maximum [Member]
Schedule of Assumptions used in Determining Fair Value of MDRT Options on Grant Date [Line Items]
Fair value of options on grant date (in Dollars per share)		$ 33.56
MDRT 2 [Member]
Schedule of Assumptions used in Determining Fair Value of MDRT Options on Grant Date [Line Items]
Expected dividend yield (Note i)	[1]	3.22%
Exercise multiple (Note v) (in Dollars per share)	[5]	$ 1
MDRT 2 [Member] | Minimum [Member]
Schedule of Assumptions used in Determining Fair Value of MDRT Options on Grant Date [Line Items]
Risk-free interest rates (Note ii)	[2]	4.44%
Expected volatility (Note iii)	[3]	59.78%
Expected life in years (Note iv)	[4]	3 years 1 month 6 days
Fair value of options on grant date (in Dollars per share)		$ 28.44
MDRT 2 [Member] | Maximum [Member]
Schedule of Assumptions used in Determining Fair Value of MDRT Options on Grant Date [Line Items]
Risk-free interest rates (Note ii)	[2]	4.81%
Expected volatility (Note iii)	[3]	60.61%
Expected life in years (Note iv)	[4]	3 years 3 months 14 days
Fair value of options on grant date (in Dollars per share)		$ 48.16
Minimum [Member]
Schedule of Assumptions used in Determining Fair Value of MDRT Options on Grant Date [Line Items]
Fair value of options on grant date (in Dollars per share)			$ 115.84

[1]	Expected dividend yield: The expected dividend yield was estimated by the Group based on its historical and future dividend policy.
[2]	Risk-free interest rate: Risk-free interest rate was estimated based on the US Government Bond yield and pro-rated according to the tenor of the options as of the valuation date.
[3]	Expected volatility: The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of the Group as of the Valuation Date.
[4]	Expected life: The expected life was estimated based on the end of the vesting period and the contractual term of the award of the Options plan.
[5]	Exercise multiple: The exercise multiple was estimated based on empirical studies.